Equity (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Jun. 04, 2024 shares	May 30, 2024 USD ($) shares	Nov. 21, 2023 USD ($) $ / shares shares	Oct. 03, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Feb. 08, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 20, 2023 $ / shares
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 4,451.5
Proceeds from warrants exercised | $		$ 24					$ 24	$ 4,136
Common stock, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Offering price (in dollars per share) | $ / shares					4,451.5
Stock options exercised (in shares)							0	0
Restricted Stock Units
Equity
Number of common shares issued to vesting of awards								2
Restricted stock units							0
Series C convertible preferred stock
Equity
Preferred stock liquidation preference per share | $ / shares							$ 274.88
Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 4,450
Proceeds from issuance of common stock warrant liabilities | $					$ 2,500
Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares									$ 478.5
Common stock warrants with alternative cashless exercise
Equity
Warrants, cashless exercise provision, shares, multiplier						0.5
Exercise of warrants, shares	7,425						1,155
Aggregate number of shares issued from exercise of warrants							577
Private placement warrants
Equity
Common stock purchased (in shares)					552
Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 21,750
Amended warrants | Maximum
Equity
Number of shares in exchange of warrant exercise					114
New Unregistered Warrants
Equity
Percentage of common stock issued			200.00%
Warrant exercise price (in dollars per share) | $ / shares			$ 333.5						363
Warrants term			6 months
Warrant expiry term			5 years 6 months
New Unregistered Warrants | Maximum
Equity
Number of shares in exchange of warrant exercise			7,424.16
Existing Warrants
Equity
Number of shares in exchange of warrant exercise			3,713
Warrant exercise price (in dollars per share) | $ / shares			$ 333.5						$ 363
Proceeds from warrants exercised | $			$ 1,200
Public offering
Equity
Warrant exercise price (in dollars per share) | $ / shares						$ 11,600
Warrants term						5 years
Offering price (in dollars per share) | $ / shares						$ 11,600
Number of units issued						880
Gross proceeds from issuance of shares | $							$ 10,200
Public offering | Pre funded warrants
Equity
Number of warrants for each unit						1
Number of securities called by each warrant						1
Public offering | Public warrants
Equity
Number of warrants for each unit						1
Number of securities called by each warrant						1.5
Over-allotment option
Equity
Number of shares in exchange of warrant exercise					28	198
Warrant exercise price (in dollars per share) | $ / shares					$ 4,901
Cash fee, as a percentage of gross proceeds			6.50%		7.00%
Common stock purchased (in shares)						132
Warrants issued, as a percentage of aggregate common shares					5.00%
Exercise of warrants, shares						198
Registered direct offering | Pre funded warrants
Equity
Number of shares in exchange of warrant exercise					352
Purchase Agreement
Equity
Common stock purchased (in shares)				1,221	201
Common stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001
Sale of stock price per share | $ / shares				$ 478.5
Net proceeds from issuance of stock | $				$ 2,800
Purchase Agreement | Pre funded warrants
Equity
Number of shares in exchange of warrant exercise				5,056
Warrant exercise price (in dollars per share) | $ / shares				$ 0.001
Sale of stock price per share | $ / shares				$ 477
Purchase Agreement | Common warrants
Equity
Number of shares in exchange of warrant exercise				9,414
Warrant exercise price (in dollars per share) | $ / shares				$ 478.5
Purchase Agreement | Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares				$ 478.5
Common stock purchased (in shares)				666
Sale of stock price per share | $ / shares				$ 4,451.5
Purchase Agreement | Amended warrants | One of the investors
Equity
Common stock purchased (in shares)				264
Sale of stock price per share | $ / shares				$ 11,600
Investment in Warrants | New Unregistered Warrants | Maximum
Equity
Beneficial ownership limitation			4.99%
Investment in Warrants | Existing Warrants | Maximum
Equity
Beneficial ownership limitation			9.99%
Common Stock
Equity
Common stock purchased (in shares)								2,239
Number of units issued	4,018
Aggregate number of shares issued from exercise of warrants		73
Common Stock | Public offering
Equity
Number of shares for each unit						1
Common Stock | Public offering | Common stock warrants with alternative cashless exercise
Equity
Number of securities called by each warrant						0.75